UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2016

MFS® CHARTER

INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 113.8%
Aerospace - 0.6%
CPI International, Inc., 8.75%, 2/15/2018		$1,250,000	$1,268,750
Lockheed Martin Corp., 3.55%, 1/15/2026		263,000	285,814
TransDigm, Inc., 6%, 7/15/2022		465,000	483,600
TransDigm, Inc., 6.5%, 7/15/2024		800,000	830,000

			$2,868,164
Airlines - 0.2%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	775,000	$886,677

Asset-Backed & Securitized - 5.4%
Atrium CDO Corp., FRN, 1.42%, 11/16/2022 (z)		$1,594,655	$1,592,929
Banc of America Commercial Mortgage, Inc., FRN, 5.933%, 2/10/2051		991,766	1,017,001
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.092%, 12/28/2040 (z)		557,629	405,379
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.657%, 3/15/2028 (n)		1,643,000	1,656,609
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049		1,605,000	1,622,551
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	534,232
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		3,085,961	378,586
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.78%, 7/15/2025 (n)		722,000	715,535
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018 (z)		795,604	795,029
First Union-Lehman Brothers Bank of America, FRN, 1.118%, 11/18/2035 (i)		3,126,316	39,319
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		954,545	964,546
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,464,000	1,463,617
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/2051		83,184	82,995
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.926%, 6/15/2049		2,206,489	2,241,781
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.926%, 6/15/2049		2,142,300	2,151,945
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027 (z)		2,526,150	2,518,042
Mercedes-Benz Auto Lease Trust, 2015-B, “A2B”, 1.027%, 1/16/2018		1,071,962	1,072,884
Merrill Lynch Mortgage Trust, FRN, 6.022%, 6/12/2050		1,350,000	1,382,247
Morgan Stanley Capital I Trust, “AM”, FRN, 5.864%, 4/15/2049		2,137,000	2,042,866
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.156%, 2/15/2051		3,093,760	3,144,072
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		768,632	814,305

			$26,636,470
Automotive - 1.9%
Accuride Corp., 9.5%, 8/01/2018		$1,070,000	$1,021,850
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	200,000	228,922
Delphi Automotive PLC, 4.25%, 1/15/2026		$313,000	339,579
Delphi Automotive PLC, 1.6%, 9/15/2028	EUR	100,000	111,412
Ferrari N.V., 1.5%, 3/16/2023	EUR	250,000	287,956
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	450,000	526,443
Gates Global LLC, 6%, 7/15/2022 (n)		$430,000	408,500
General Motors Financial Co., Inc., 3.45%, 4/10/2022		256,000	260,950
Lear Corp., 4.75%, 1/15/2023		1,015,000	1,058,138
RCI Banque S.A., 1%, 5/17/2023	EUR	800,000	921,196
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)		$1,160,000	1,200,600
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)		470,000	487,625
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	200,000	232,474
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/2049	EUR	152,000	167,777
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$1,085,000	1,147,388
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		750,000	795,938

			$9,196,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/2020		$200,000	$223,960

Broadcasting - 1.9%
AMC Networks, Inc., 5%, 4/01/2024		$1,130,000	$1,158,250
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022		365,000	369,106
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022		1,085,000	1,136,538
Discovery Communications, Inc., 1.9%, 3/19/2027	EUR	225,000	242,604
Grupo Televisa S.A.B., 6.125%, 1/31/2046		$200,000	238,661
iHeartMedia, Inc., 9%, 3/01/2021		1,018,000	763,500
Liberty Media Corp., 8.5%, 7/15/2029		820,000	897,900
Liberty Media Corp., 8.25%, 2/01/2030		210,000	225,750
Match Group, Inc., 6.375%, 6/01/2024		650,000	707,688
Netflix, Inc., 5.375%, 2/01/2021		1,680,000	1,822,800
Netflix, Inc., 5.875%, 2/15/2025		70,000	75,950
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020		1,005,000	1,047,713
Omnicom Group, Inc., 3.65%, 11/01/2024		77,000	81,970
Omnicom Group, Inc., 3.6%, 4/15/2026		290,000	308,931
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	240,000	287,900
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)		$181,000	181,413

			$9,546,674
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$178,000	$185,452
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		292,000	319,958

			$505,410
Building - 2.5%
Allegion PLC, 5.875%, 9/15/2023		$501,000	$541,080
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		1,630,000	1,707,425
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		975,000	1,048,125
CEMEX S.A.B. de C.V., 7.25%, 1/15/2021 (n)		423,000	453,668
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	219,636
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,045,000	1,081,575
HD Supply, Inc., 7.5%, 7/15/2020		1,180,000	1,228,675
HD Supply, Inc., 5.75%, 4/15/2024 (n)		890,000	947,850
Mohawk Industries, Inc., 3.85%, 2/01/2023		134,000	140,593
Owens Corning, 4.2%, 12/15/2022		127,000	135,582
Owens Corning, 3.4%, 8/15/2026		238,000	237,643
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		845,000	828,100
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,380,000	1,467,975
Standard Industries, Inc., 6%, 10/15/2025 (n)		750,000	822,188
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,125,000	1,141,875
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		492,000	513,894

			$12,515,884
Business Services - 1.5%
Cisco Systems, Inc., 2.2%, 2/28/2021		$350,000	$359,488
Equinix, Inc., 4.875%, 4/01/2020		565,000	587,600
Equinix, Inc., 5.375%, 1/01/2022		305,000	325,777
Equinix, Inc., 5.375%, 4/01/2023		925,000	978,188
Equinix, Inc., 5.75%, 1/01/2025		202,000	216,140
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		537,000	575,145
Fidelity National Information Services, Inc., 5%, 10/15/2025		138,000	158,395
Fidelity National Information Services, Inc., 3%, 8/15/2026		267,000	266,108
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		133,000	135,666

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		$510,000	$541,880
Iron Mountain, Inc., REIT, 6%, 8/15/2023		1,540,000	1,643,950
NeuStar, Inc., 4.5%, 1/15/2023		910,000	814,450
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)		449,000	459,601
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		485,000	517,457

			$7,579,845
Cable TV - 5.4%
Altice Financing S.A., 6.5%, 1/15/2022 (n)		$2,005,000	$2,110,263
Altice Financing S.A., 6.625%, 2/15/2023 (n)		2,345,000	2,441,731
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		1,555,000	1,636,155
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,565,000	1,664,769
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		335,000	353,006
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		525,000	561,750
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		1,340,000	1,385,225
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)		217,000	259,468
Comcast Corp., 2.75%, 3/01/2023		880,000	917,991
Comcast Corp., 4.75%, 3/01/2044		223,000	267,029
DISH DBS Corp., 5%, 3/15/2023		1,065,000	1,025,169
DISH DBS Corp., 5.875%, 11/15/2024		1,950,000	1,923,188
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		395,000	316,494
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		545,000	371,963
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		245,000	245,919
Intelsat Luxembourg S.A., 8.125%, 6/01/2023		480,000	142,200
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	520,000	656,889
Lynx II Corp., 6.375%, 4/15/2023 (n)		$555,000	591,075
Neptune Finco Corp., 10.875%, 10/15/2025 (n)		565,000	662,463
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	260,000	217,493
Sirius XM Radio, Inc., 5.875%, 10/01/2020 (n)		$120,000	123,900
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)		185,000	193,325
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		740,000	748,325
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,510,000	1,621,363
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	738,488
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		235,000	241,756
Sky PLC, 2.5%, 9/15/2026	EUR	350,000	434,802
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	100,000	165,833
Time Warner Cable, Inc., 5.25%, 7/15/2042	GBP	100,000	162,400
Time Warner Cable, Inc., 4.5%, 9/15/2042		$119,000	115,143
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		1,350,000	1,420,875
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		770,000	825,825
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	203,500
Virgin Media Secured Finance PLC, 5.375%, 4/15/2021 (n)		342,000	355,680
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		800,000	818,000
VTR Finance B.V., 6.875%, 1/15/2024 (n)		480,000	503,856
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		400,000	402,000

			$26,825,311
Chemicals - 1.6%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$520,000	$542,100
Chemours Co., 6.625%, 5/15/2023		685,000	657,600
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		380,000	366,700
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		1,035,000	1,185,075
Hexion U.S. Finance Corp., 6.625%, 4/15/2020		175,000	151,704
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018		780,000	729,300
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	230,000	276,445

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - continued
LYB International Finance B.V., 4%, 7/15/2023		$135,000	$147,059
LyondellBasell Industries N.V., 4.625%, 2/26/2055		400,000	401,326
Momentive Performance Materials, Inc., 3.88%, 10/24/2021		530,000	438,019
Tronox Finance LLC, 6.375%, 8/15/2020		1,585,000	1,434,425
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		795,000	713,513
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		800,000	852,000

			$7,895,266
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$485,000	$512,811
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.1%, 7/15/2036 (n)		1,065,000	1,237,153
Microsoft Corp., 1.55%, 8/08/2021		655,000	654,202
Oracle Corp., 3.4%, 7/08/2024		251,000	269,343
VeriSign, Inc., 4.625%, 5/01/2023		1,465,000	1,497,963

			$4,171,472
Computer Software - Systems - 0.9%
Apple, Inc., 2.7%, 5/13/2022		$400,000	$418,081
Apple, Inc., 3.6%, 7/31/2042	GBP	130,000	215,782
CDW LLC/CDW Finance Corp., 6%, 8/15/2022		$275,000	295,281
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		395,000	423,322
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,865,000	1,927,944
Western Digital Corp., 10.5%, 4/01/2024 (n)		1,065,000	1,203,450

			$4,483,860
Conglomerates - 2.3%
Amsted Industries Co., 5%, 3/15/2022 (n)		$2,335,000	$2,370,025
Apex Tool Group, 7%, 2/01/2021 (n)		1,270,000	1,200,150
EnerSys, 5%, 4/30/2023 (n)		1,870,000	1,865,325
Enpro Industries, Inc., 5.875%, 9/15/2022		1,685,000	1,739,763
Entegris, Inc., 6%, 4/01/2022 (n)		1,575,000	1,638,000
General Electric Capital Corp., 3.1%, 1/09/2023		215,000	229,806
General Electric Co., 1.25%, 5/26/2023	EUR	100,000	118,675
Renaissance Acquisition, 6.875%, 8/15/2021 (n)		$1,345,000	1,240,763
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		785,000	806,588

			$11,209,095
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$450,000	$82,125
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		853,000	153,540

			$235,665
Consumer Products - 1.0%
NBTY, Inc., 7.625%, 5/15/2021 (n)		$855,000	$874,238
Newell Rubbermaid, Inc., 3.85%, 4/01/2023		279,000	298,089
Newell Rubbermaid, Inc., 4%, 12/01/2024		400,000	426,187
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		108,000	128,988
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		1,085,000	1,124,331
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	270,211
Spectrum Brands, Inc., 6.375%, 11/15/2020		820,000	851,775
Spectrum Brands, Inc., 6.125%, 12/15/2024		170,000	183,388
Spectrum Brands, Inc., 5.75%, 7/15/2025		835,000	904,931

			$5,062,138
Consumer Services - 2.4%
ADT Corp., 6.25%, 10/15/2021		$2,155,000	$2,359,725
ADT Corp., 4.125%, 6/15/2023		60,000	58,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Consumer Services - continued
Garda World Security Corp., 7.25%, 11/15/2021 (n)		$860,000	$784,750
Garda World Security Corp., 7.25%, 11/15/2021 (n)		830,000	757,375
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		800,000	840,000
Interval Acquisition Corp., 5.625%, 4/15/2023		2,065,000	2,137,275
Mobile Mini, Inc., 5.875%, 7/01/2024		1,255,000	1,305,200
Monitronics International, Inc., 9.125%, 4/01/2020		1,360,000	1,258,000
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	110,000	132,054
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,100,000	1,236,103
Service Corp. International, 5.375%, 5/15/2024		$873,000	936,293

			$11,805,575
Containers - 3.1%
Ball Corp., 5%, 3/15/2022		$1,351,000	$1,459,080
Berry Plastics Group, Inc., 5.5%, 5/15/2022		1,025,000	1,066,000
Berry Plastics Group, Inc., 6%, 10/15/2022		975,000	1,033,500
Crown American LLC, 4.5%, 1/15/2023		1,179,000	1,232,055
Crown European Holdings S.A., 3.375%, 5/15/2025 (z)	EUR	350,000	413,442
Multi-Color Corp., 6.125%, 12/01/2022 (n)		$1,345,000	1,403,844
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)		1,408,000	1,464,320
Reynolds Group, 5.75%, 10/15/2020		510,000	525,938
Reynolds Group, 8.25%, 2/15/2021		2,145,000	2,230,800
Reynolds Group, 5.125%, 7/15/2023 (n)		675,000	700,313
Reynolds Group, 7%, 7/15/2024 (n)		70,000	74,988
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,495,000	1,569,750
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	225,000	279,688
Sealed Air Corp., 5.125%, 12/01/2024 (n)		$390,000	417,300
Signode Industrial Group, 6.375%, 5/01/2022 (n)		1,360,000	1,387,200

			$15,258,218
Defense Electronics - 0.0%
BAE Systems PLC, 4.125%, 6/08/2022	GBP	150,000	$226,007

Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$173,000	$176,175

Electronics - 1.4%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019		$580,000	$582,900
Advanced Micro Devices, Inc., 7%, 7/01/2024		475,000	437,000
Flextronics International Ltd., 4.625%, 2/15/2020		112,000	117,630
Micron Technology, Inc., 5.875%, 2/15/2022		890,000	898,900
Micron Technology, Inc., 5.5%, 2/01/2025		815,000	789,531
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)		1,730,000	1,841,568
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)		222,000	234,210
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		520,000	551,200
Sensata Technologies B.V., 5%, 10/01/2025 (n)		835,000	864,225
Tyco Electronics Group S.A., 2.375%, 12/17/2018		294,000	299,406
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	350,000	401,682

			$7,018,252
Emerging Market Quasi-Sovereign - 1.1%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$293,000	$305,890
Comision Federal de Electricidad, 4.875%, 1/15/2024		234,000	252,135
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/2029 (n)		364,000	391,482
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		425,000	454,464
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (z)		207,000	211,734

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Gaz Capital S.A., 4.95%, 2/06/2028		$383,000	$383,237
Majapahit Holding B.V., 7.25%, 6/28/2017 (n)		591,000	615,527
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		351,000	412,495
ONGC Videsh Ltd., 4.625%, 7/15/2024		511,000	557,445
Pemex Project Funding Master Trust, 5.75%, 3/01/2018		642,000	674,742
Pertamina PT, 6%, 5/03/2042 (n)		318,000	350,169
Pertamina PT, 5.625%, 5/20/2043 (n)		375,000	394,644
Petroleos Mexicanos, 4.875%, 1/24/2022		246,000	256,234
Petroleos Mexicanos, 6.875%, 8/04/2026 (n)		233,000	270,863

			$5,531,061
Emerging Market Sovereign - 3.1%
Dominican Republic, 7.5%, 5/06/2021 (n)		$548,000	$616,226
Dominican Republic, 5.875%, 4/18/2024 (n)		121,000	129,773
Dominican Republic, 8.625%, 4/20/2027		1,075,000	1,303,438
Republic of Angola, 7%, 8/16/2019		361,500	361,970
Republic of Argentina, 7%, 4/17/2017		640,000	655,057
Republic of Argentina, 7.5%, 4/22/2026 (n)		191,000	212,965
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		353,000	246,218
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,146,000	1,252,005
Republic of Hungary, 5.375%, 2/21/2023		1,104,000	1,251,384
Republic of Hungary, 5.375%, 3/25/2024		172,000	197,164
Republic of Indonesia, 11.625%, 3/04/2019 (n)		571,000	706,608
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	175,000	209,844
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$302,000	311,084
Republic of Indonesia, 4.125%, 1/15/2025 (n)		342,000	363,819
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		341,000	383,284
Republic of Panama, 3.75%, 3/16/2025		204,000	220,830
Republic of Panama, 9.375%, 4/01/2029		719,000	1,128,830
Republic of Paraguay, 6.1%, 8/11/2044 (n)		550,000	632,500
Republic of Sri Lanka, 6.125%, 6/03/2025		1,286,000	1,322,991
Republic of Turkey, 3.25%, 3/23/2023		633,000	600,831
Russian Federation, 4.875%, 9/16/2023 (n)		400,000	437,520
United Mexican States, 6.5%, 6/10/2021	MXN	38,500,000	2,123,190
United Mexican States, 3.625%, 3/15/2022		$506,000	539,523

			$15,207,054
Energy - Independent - 3.4%
Afren PLC, 15%, 4/25/2016 (a)(d)(p)		$388,334	$42,853
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		463,000	463
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021		750,000	341,250
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		730,000	720,875
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)		800,000	504,000
Concho Resources, Inc., 5.5%, 4/01/2023		1,375,000	1,419,688
Consol Energy, Inc., 5.875%, 4/15/2022		505,000	457,025
Consol Energy, Inc., 8%, 4/01/2023		1,140,000	1,111,500
Continental Resources, Inc., 4.5%, 4/15/2023		1,300,000	1,225,250
Oasis Petroleum, Inc., 6.875%, 3/15/2022		895,000	832,350
QEP Resources, Inc., 5.25%, 5/01/2023		2,170,000	2,126,600
Range Resources Corp., 4.875%, 5/15/2025		905,000	873,325
Rice Energy, Inc., 7.25%, 5/01/2023		780,000	815,100
RSP Permian, Inc., 6.625%, 10/01/2022		1,205,000	1,253,200
Sanchez Energy Corp., 6.125%, 1/15/2023		1,430,000	1,129,700
Seven Generations Energy, 8.25%, 5/15/2020 (n)		330,000	351,038
SM Energy Co., 6.5%, 11/15/2021		1,345,000	1,331,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
SM Energy Co., 6.125%, 11/15/2022		$645,000	$627,263
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		201,000	200,397
Whiting Petroleum Corp., 6.25%, 4/01/2023		625,000	546,875
WPX Energy, Inc., 6%, 1/15/2022		995,000	967,638

			$16,877,940
Energy - Integrated - 0.7%
Cenovus Energy, Inc., 6.75%, 11/15/2039		$782,000	$834,966
Cenovus Energy, Inc., 4.45%, 9/15/2042		525,000	427,369
Inkia Energy Ltd., 8.375%, 4/04/2021		754,000	785,291
Listrindo Capital B.V., 6.95%, 2/21/2019 (n)		200,000	207,022
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		544,000	560,409
Pacific Exploration and Production Corp., 7.25%, 12/12/2021 (n)		1,107,000	193,725
Pacific Exploration and Production Corp., 5.125%, 3/28/2023 (n)		201,000	35,175
Pacific Exploration and Production Corp., 5.625%, 1/19/2025 (n)		173,000	30,275
TOTAL S.A., 2.625% to 2/26/2025, FRN to 12/29/2049	EUR	200,000	220,633

			$3,294,865
Entertainment - 1.2%
Carnival Corp., 1.875%, 11/07/2022	EUR	330,000	$396,287
Cedar Fair LP, 5.25%, 3/15/2021		$1,260,000	1,307,250
Cedar Fair LP, 5.375%, 6/01/2024		405,000	428,288
Cinemark USA, Inc., 5.125%, 12/15/2022		1,430,000	1,480,050
Cinemark USA, Inc., 4.875%, 6/01/2023		780,000	799,500
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)		1,255,000	1,298,925

			$5,710,300
Financial Institutions - 3.9%
Aircastle Ltd., 4.625%, 12/15/2018		$130,000	$136,013
Aircastle Ltd., 5.125%, 3/15/2021		1,470,000	1,594,950
Aircastle Ltd., 5.5%, 2/15/2022		1,215,000	1,319,794
CIT Group, Inc., 5.25%, 3/15/2018		1,270,000	1,323,975
CIT Group, Inc., 6.625%, 4/01/2018 (n)		1,305,000	1,390,478
CIT Group, Inc., 5.5%, 2/15/2019 (n)		1,560,000	1,651,650
CIT Group, Inc., 5%, 8/15/2022		275,000	291,500
Credit Acceptance Corp., 6.125%, 2/15/2021		108,000	108,540
Credit Acceptance Corp., 7.375%, 3/15/2023		1,285,000	1,310,700
Icahn Enterprises LP, 6%, 8/01/2020		1,300,000	1,249,625
Icahn Enterprises LP, 5.875%, 2/01/2022		1,410,000	1,316,588
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		615,000	613,463
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		2,180,000	2,196,350
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021		260,000	247,650
Navient Corp., 8%, 3/25/2020		1,135,000	1,231,475
Navient Corp., 5.875%, 3/25/2021		405,000	410,569
Navient Corp., 7.25%, 1/25/2022		2,410,000	2,503,388
Navient Corp., 6.125%, 3/25/2024		515,000	494,400

			$19,391,108
Food & Beverages - 2.4%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	250,000	$291,544
Anheuser-Busch InBev S.A., 6.875%, 11/15/2019		$300,000	349,006
Anheuser-Busch InBev Worldwide, Inc., 0.875%, 3/17/2022	EUR	100,000	114,568
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$408,000	428,449
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		533,000	618,524
Coca-Cola Co., 0.75%, 3/09/2023	EUR	175,000	202,169

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Coca-Cola Co., 1.125%, 3/09/2027	EUR	125,000	$147,408
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	200,000	237,384
Darling Ingredients, Inc., 5.375%, 1/15/2022		$1,095,000	1,149,750
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	225,483
J.M. Smucker Co., 2.5%, 3/15/2020		365,000	374,240
J.M. Smucker Co., 4.375%, 3/15/2045		70,000	79,217
JBS Investments GmbH, 7.25%, 4/03/2024		200,000	211,700
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		990,000	1,022,175
Kraft Heinz Foods Co., 3.5%, 7/15/2022		202,000	215,854
Kraft Heinz Foods Co., 3%, 6/01/2026		178,000	180,374
Kraft Heinz Foods Co., 5%, 7/15/2035		102,000	120,104
Mead Johnson Nutrition Co., 3%, 11/15/2020		287,000	299,686
PepsiCo, Inc., 2.15%, 10/14/2020		858,000	880,147
PepsiCo, Inc., 0.875%, 7/18/2028	EUR	100,000	114,291
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)		$1,095,000	1,179,863
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)		1,735,000	1,813,075
Tyson Foods, Inc., 5.15%, 8/15/2044		81,000	98,332
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,265,000	1,325,088
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		107,000	110,972
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	317,767

			$12,107,170
Food & Drug Stores - 0.4%
CVS Health Corp., 3.375%, 8/12/2024		$340,000	$361,434
CVS Health Corp., 3.5%, 7/20/2022		667,000	716,935
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		333,000	343,817
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	250,000	347,357
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034		$326,000	354,146

			$2,123,689
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)		$595,000	$380,800
Tembec Industries, Inc., 9%, 12/15/2019 (n)		217,000	169,260

			$550,060
Gaming & Lodging - 2.4%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)		$1,055,000	$1,106,431
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		1,500,000	1,642,500
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		175,000	191,188
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)		1,025,000	1,081,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021		1,890,000	1,955,067
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	100,000	149,771
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020		$300,000	314,625
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		1,070,000	1,116,813
MGM Resorts International, 6.625%, 12/15/2021		960,000	1,077,600
MGM Resorts International, 6%, 3/15/2023		1,205,000	1,308,148
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,375,000	1,419,688
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		345,000	351,038

			$11,714,244
Industrial - 0.7%
Dematic S.A., 7.75%, 12/15/2020 (n)		$1,515,000	$1,581,281
Howard Hughes Corp., 6.875%, 10/01/2021 (n)		1,790,000	1,879,500

			$3,460,781

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - 0.4%
Allianz SE, 2.241% to 7/07/2025, FRN to 7/07/2045	EUR	200,000	$222,256
American International Group, Inc., 4.875%, 6/01/2022		$187,000	209,526
American International Group, Inc., 1.5%, 6/08/2023	EUR	160,000	186,811
American International Group, Inc., 3.75%, 7/10/2025		$400,000	422,265
Aviva PLC, 3.375%, 12/04/2045	EUR	260,000	285,204
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	200,000	250,140
Delta Lloyd N.V., FRN, 9%, 8/29/2042	EUR	250,000	334,635

			$1,910,837
Insurance - Health - 0.5%
Aetna, Inc., 2.8%, 6/15/2023		$317,000	$324,356
Aetna, Inc., 4.25%, 6/15/2036		237,000	246,575
Centene Corp., 5.625%, 2/15/2021		495,000	526,556
Centene Corp., 6.125%, 2/15/2024		730,000	795,700
UnitedHealth Group, Inc., 2.7%, 7/15/2020		528,000	550,857

			$2,444,044
Insurance - Property & Casualty - 0.5%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$234,000	$243,366
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	130,000	161,849
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	150,000	171,776
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$95,000	97,770
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	232,785
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		365,000	395,351
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	100,000	120,848
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)		$125,000	133,302
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		159,000	166,811
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	200,000	298,090
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)		$627,000	636,405

			$2,658,353
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	200,000	$230,777
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/2049	GBP	100,000	134,500

			$365,277
International Market Sovereign - 11.6%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	4,365,000	$3,908,414
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	600,000	546,691
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	442,000	908,452
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	120,000	207,094
Government of Canada, 3.25%, 6/01/2021	CAD	187,000	160,131
Government of Canada, 2.5%, 6/01/2024	CAD	5,700,000	4,887,335
Government of Canada, 5.75%, 6/01/2033	CAD	948,000	1,175,631
Government of Japan, 0.8%, 6/20/2023	JPY	500,000,000	5,158,556
Government of Japan, 0.3%, 12/20/2025	JPY	16,400,000	164,406
Government of Japan, 2.2%, 9/20/2027	JPY	787,000,000	9,479,370
Government of Japan, 2.4%, 3/20/2037	JPY	493,400,000	6,696,201
Government of Japan, 1.8%, 3/20/2043	JPY	81,000,000	1,057,779
Government of New Zealand, 5.5%, 4/15/2023	NZD	2,369,000	2,094,840
Government of Norway, 3.75%, 5/25/2021	NOK	31,200,000	4,268,204
Government of Norway, 3%, 3/14/2024	NOK	2,445,000	337,267
Kingdom of Spain, 4.6%, 7/30/2019	EUR	1,130,000	1,431,377
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,416,000	2,077,326
Republic of France, 4.75%, 4/25/2035	EUR	468,000	896,676

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Ireland, 4.5%, 4/18/2020	EUR	222,000	$291,516
Republic of Italy, 3.75%, 3/01/2021	EUR	3,142,000	4,065,854
Republic of Italy, 5.5%, 9/01/2022	EUR	925,000	1,338,595
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	938,000	1,701,106
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,415,000	2,878,099
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	850,000	1,631,440

			$57,362,360
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	188,000	$143,992
Province of Manitoba, 4.15%, 6/03/2020	CAD	166,000	140,423

			$284,415
Machinery & Tools - 1.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,185,000	$1,245,731
CNH Industrial Capital LLC, 4.375%, 11/06/2020		1,930,000	2,028,913
CNH Industrial N.V., 4.5%, 8/15/2023		725,000	735,875
H&E Equipment Services Co., 7%, 9/01/2022		1,805,000	1,904,275
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (a)(d)(n)		615,000	292,125

			$6,206,919
Major Banks - 2.9%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/2022	EUR	150,000	$217,087
Bank of America Corp., 7.625%, 6/01/2019		$370,000	425,257
Bank of America Corp., 2.625%, 4/19/2021		370,000	377,039
Bank of America Corp., FRN, 6.1%, 12/29/2049		3,467,000	3,644,684
Bank of America Corp., FRN, 6.3%, 12/29/2049		390,000	426,075
Barclays Bank PLC, 6%, 1/14/2021	EUR	250,000	327,161
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	100,000	138,104
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	100,000	172,834
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$200,000	218,858
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		360,000	366,611
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		500,000	580,279
Huntington National Bank, 2.4%, 4/01/2020		286,000	289,637
JPMorgan Chase & Co., 6.3%, 4/23/2019		500,000	559,317
JPMorgan Chase & Co., 3.25%, 9/23/2022		478,000	502,178
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		215,000	242,458
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049		2,410,000	2,540,622
Morgan Stanley, 6.625%, 4/01/2018		391,000	421,632
Morgan Stanley, 2.2%, 12/07/2018		238,000	240,815
Morgan Stanley, 3.95%, 4/23/2027		229,000	238,354
Nationwide Building Society, 0.5%, 10/29/2019	EUR	200,000	225,232
Nationwide Building Society, 1.25%, 3/03/2025	EUR	240,000	277,463
PNC Bank N.A., 2.6%, 7/21/2020		$295,000	304,568
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049		1,440,000	1,364,400
Royal Bank of Scotland Group PLC, 8.625% to 8/15/2021, FRN to 12/29/2049		350,000	356,563
Wells Fargo & Co., 4.1%, 6/03/2026		100,000	108,646

			$14,565,874
Medical & Health Technology & Services - 4.9%
AmSurg Corp., 5.625%, 7/15/2022		$1,195,000	$1,233,838
Becton, Dickinson and Co., 2.675%, 12/15/2019		434,000	449,480
Becton, Dickinson and Co., 3.734%, 12/15/2024		516,000	561,108
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022		2,390,000	1,983,700
Davita Healthcare Partners, Inc., 5%, 5/01/2025		1,115,000	1,130,053

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Davita, Inc., 5.125%, 7/15/2024		$935,000	$965,388
HCA, Inc., 4.25%, 10/15/2019		145,000	152,069
HCA, Inc., 7.5%, 2/15/2022		2,660,000	3,032,400
HCA, Inc., 5.875%, 3/15/2022		1,980,000	2,178,000
HCA, Inc., 5%, 3/15/2024		690,000	731,400
HCA, Inc., 5.375%, 2/01/2025		520,000	535,600
HCA, Inc., 5.875%, 2/15/2026		415,000	438,863
HCA, Inc., 5.25%, 6/15/2026		215,000	229,781
HealthSouth Corp., 5.125%, 3/15/2023		1,180,000	1,194,750
HealthSouth Corp., 5.75%, 11/01/2024		960,000	995,520
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		200,000	207,834
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		310,000	340,845
McKesson Corp., 7.5%, 2/15/2019		110,000	125,314
MEDNAX, Inc., 5.25%, 12/01/2023 (z)		1,010,000	1,063,025
Quorum Health Corp., 11.625%, 4/15/2023 (n)		630,000	533,925
Tenet Healthcare Corp., 8%, 8/01/2020		2,015,000	2,047,744
Tenet Healthcare Corp., 8.125%, 4/01/2022		1,570,000	1,589,625
Tenet Healthcare Corp., 6.75%, 6/15/2023		610,000	580,263
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		360,000	369,017
Universal Health Services, Inc., 7.625%, 8/15/2020		1,325,000	1,268,688
Universal Health Services, Inc., 5%, 6/01/2026 (n)		239,000	247,365

			$24,185,595
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)		$1,065,000	$1,132,894
Medtronic, Inc., 3.5%, 3/15/2025		615,000	667,041
Teleflex, Inc., 5.25%, 6/15/2024		1,220,000	1,277,950
Teleflex, Inc., 4.875%, 6/01/2026		610,000	635,925
Zimmer Holdings, Inc., 4.25%, 8/15/2035		145,000	149,465
Zimmer Holdings, Inc., 4.45%, 8/15/2045		91,000	95,880

			$3,959,155
Metals & Mining - 3.3%
Allegheny Technologies, Inc., 5.95%, 1/15/2021		$700,000	$652,750
Barrick Gold Corp., 4.1%, 5/01/2023		9,000	9,689
Barrick North America Finance LLC, 5.7%, 5/30/2041		78,000	90,209
Barrick North America Finance LLC, 5.75%, 5/01/2043		149,000	175,437
Cameco Corp., 5.67%, 9/02/2019	CAD	262,000	216,213
Century Aluminum Co., 7.5%, 6/01/2021 (n)		$1,065,000	985,125
Commercial Metals Co., 4.875%, 5/15/2023		1,165,000	1,170,825
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)		1,375,000	1,251,250
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)		1,032,000	884,940
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023		855,000	733,163
Freeport-McMoRan Oil & Gas LLC, 6.5%, 11/15/2020		135,000	135,338
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023		109,000	106,003
Freeport-McMoRan, Inc., 5.45%, 3/15/2043		415,000	317,475
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	50,000	73,060
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	330,000	367,280
GrafTech International Co., 6.375%, 11/15/2020		$680,000	525,300
Hudbay Minerals, Inc., 9.5%, 10/01/2020		960,000	962,400
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)		830,000	879,800
Kinross Gold Corp., 5.125%, 9/01/2021		440,000	454,300
Kinross Gold Corp., 5.95%, 3/15/2024		855,000	884,925
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		455,000	480,025
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		805,000	861,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Southern Copper Corp., 5.25%, 11/08/2042		$250,000	$237,988
Southern Copper Corp., 5.875%, 4/23/2045		238,000	241,730
Steel Dynamics, Inc., 5.125%, 10/01/2021		430,000	447,200
Steel Dynamics, Inc., 5.25%, 4/15/2023		775,000	806,000
Steel Dynamics, Inc., 5.5%, 10/01/2024		430,000	453,650
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020		1,290,000	1,183,575
Suncoke Energy, Inc., 7.625%, 8/01/2019		127,000	119,380
TMS International Corp., 7.625%, 10/15/2021 (n)		710,000	608,825

			$16,315,205
Midstream - 5.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$280,000	$296,583
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,280,000	1,232,000
Crestwood Midstream Partners LP, 6%, 12/15/2020		1,035,000	1,019,475
Crestwood Midstream Partners LP, 6.125%, 3/01/2022		505,000	491,113
Crestwood Midstream Partners LP, 6.25%, 4/01/2023		350,000	341,250
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		270,000	278,964
Energy Transfer Equity LP, 7.5%, 10/15/2020		2,025,000	2,217,375
Energy Transfer Partners LP, 3.6%, 2/01/2023		300,000	295,499
Energy Transfer Partners LP, 5.15%, 3/15/2045		280,000	268,744
EnLink Midstream Partners LP, 4.4%, 4/01/2024		830,000	807,291
Enterprise Products Operating LLC, 1.65%, 5/07/2018		296,000	296,509
Enterprise Products Operating LLC, 4.85%, 3/15/2044		74,000	78,374
Enterprise Products Partners LP, 6.3%, 9/15/2017		180,000	188,814
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021		1,165,000	1,098,013
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022		1,350,000	1,265,625
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		2,791,000	3,369,530
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		140,000	141,502
MPLX LP, 5.5%, 2/15/2023 (n)		675,000	700,908
MPLX LP, 4.5%, 7/15/2023 (n)		1,150,000	1,161,556
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	306,000	239,298
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021		$1,305,000	1,370,250
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023		1,890,000	1,989,225
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		575,000	610,938
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		1,074,000	1,135,755
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)		499,000	533,930
Spectra Energy Capital LLC, 8%, 10/01/2019		250,000	288,641
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018		345,000	351,900
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019		1,050,000	1,057,875
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		585,000	593,775
Williams Cos., Inc., 4.55%, 6/24/2024		1,395,000	1,426,388

			$25,147,100
Mortgage-Backed - 1.3%
Fannie Mae, 6%, 6/01/2017 - 2/01/2037		$115,925	$131,706
Fannie Mae, 5.5%, 9/01/2019 - 7/01/2035		406,320	444,097
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		57,097	66,183
Fannie Mae, FRN, 0.774%, 5/25/2018		5,104,286	5,091,962
Freddie Mac, 2.673%, 3/25/2026		701,000	735,552
Freddie Mac, 6%, 8/01/2034		91,528	106,247

			$6,575,747
Natural Gas - Distribution - 0.2%
Gas Natural SDG S.A., 1.375%, 1/21/2025	EUR	200,000	$238,825
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$523,000	543,920

			$782,745

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - 2.1%
AT&T, Inc., 2.45%, 6/30/2020		$277,000	$282,747
AT&T, Inc., 5.65%, 2/15/2047		206,000	248,102
British Telecom PLC, 5.75%, 12/07/2028	GBP	150,000	282,897
Centurylink, Inc., 6.45%, 6/15/2021		$1,215,000	1,305,366
Centurylink, Inc., 7.65%, 3/15/2042		960,000	867,840
Columbus International, Inc., 7.375%, 3/30/2021 (n)		200,000	214,000
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		300,000	304,655
Frontier Communications Corp., 6.25%, 9/15/2021		315,000	307,226
Frontier Communications Corp., 7.125%, 1/15/2023		690,000	650,325
Frontier Communications Corp., 11%, 9/15/2025		1,250,000	1,350,000
Frontier Communications Corp., 9%, 8/15/2031		1,135,000	1,100,950
Telecom Italia Capital, 6%, 9/30/2034		305,000	306,556
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		1,200,000	1,236,000
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		517,000	536,388
Verizon Communications, Inc., 4.5%, 9/15/2020		503,000	554,513
Verizon Communications, Inc., 5.15%, 9/15/2023		250,000	292,568
Verizon Communications, Inc., 6.4%, 9/15/2033		300,000	391,988

			$10,232,121
Oil Services - 0.4%
Bristow Group, Inc., 6.25%, 10/15/2022		$1,113,000	$804,143
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		923,781	135,103
Unit Corp., 6.625%, 5/15/2021		340,000	283,050
Weatherford International Ltd., 8.25%, 6/15/2023		1,020,000	1,002,538

			$2,224,834
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$515,000	$527,553
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)		1,445,000	1,401,650
Marathon Petroleum Corp., 4.75%, 9/15/2044		200,000	183,570
Valero Energy Corp., 4.9%, 3/15/2045		232,000	227,454

			$2,340,227
Other Banks & Diversified Financials - 1.5%
Arion Banki, 2.5%, 4/26/2019	EUR	100,000	$114,891
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/2024 (n)		$310,000	319,517
Banque Federative du Credit Mutuel S.A., 3%, 5/21/2024	EUR	200,000	246,992
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$1,004,000	1,140,243
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	200,000	233,864
Capital One Bank (USA) N.A., 3.375%, 2/15/2023		$384,000	394,783
Capital One Financial Corp., 2.35%, 8/17/2018		806,000	817,045
Citizens Bank N.A., 2.55%, 5/13/2021		250,000	254,602
Discover Bank, 7%, 4/15/2020		250,000	283,885
Discover Bank, 4.25%, 3/13/2026		148,000	157,845
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)		1,513,000	1,919,921
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	100,000	148,002
UBS Group AG, 6.875%, 12/29/2049		$1,020,000	1,013,564
UniCredit S.p.A., 2%, 3/04/2023	EUR	200,000	233,348

			$7,278,502
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$160,000	$160,982

Pharmaceuticals - 2.3%
Actavis Funding SCS, 3.8%, 3/15/2025		$256,000	$270,485
Actavis Funding SCS, 4.85%, 6/15/2044		40,000	44,587

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - continued
Actavis, Inc., 1.875%, 10/01/2017		$200,000	$200,900
Celgene Corp., 2.875%, 8/15/2020		524,000	544,170
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)		310,000	281,325
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)		1,775,000	1,721,750
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		496,000	523,452
Gilead Sciences, Inc., 2.35%, 2/01/2020		52,000	53,573
Gilead Sciences, Inc., 3.7%, 4/01/2024		268,000	290,417
Gilead Sciences, Inc., 4.75%, 3/01/2046		203,000	236,226
Johnson & Johnson, 2.05%, 3/01/2023		245,000	249,775
Johnson & Johnson, 1.15%, 11/20/2028	EUR	100,000	118,888
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		$1,085,000	1,089,069
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)		455,000	448,175
Mylan, Inc., 2.55%, 3/28/2019		265,000	268,381
Teva Pharmaceutical Industries Ltd., 2.8%, 7/21/2023		182,000	182,981
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026		75,000	75,515
Teva Pharmaceutical Industries Ltd., 1.875%, 3/31/2027	EUR	300,000	352,226
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046		$44,000	44,918
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)		1,570,000	1,530,750
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)		525,000	515,975
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)		1,555,000	1,477,250
VRX Escrow Corp., 5.875%, 5/15/2023 (n)		825,000	726,000

			$11,246,788
Precious Metals & Minerals - 0.6%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)		$2,000,000	$2,038,240
Teck Resources Ltd., 4.5%, 1/15/2021		465,000	442,913
Teck Resources Ltd., 8%, 6/01/2021 (n)		420,000	453,338

			$2,934,491
Printing & Publishing - 1.0%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,680,000	$1,725,982
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024		1,090,000	1,159,488
TEGNA, Inc., 5.125%, 7/15/2020		260,000	269,100
TEGNA, Inc., 4.875%, 9/15/2021 (n)		430,000	446,125
TEGNA, Inc., 6.375%, 10/15/2023		1,385,000	1,495,800

			$5,096,495
Real Estate - Apartment - 0.1%
Vonovia Finance B.V., FRN, REIT, 4.625%, 4/08/2074	EUR	100,000	$119,063
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	225,000	275,480

			$394,543
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022		$1,335,000	$1,400,081
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026		1,050,000	1,115,625

			$2,515,706
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$259,039

Real Estate - Other - 0.6%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021		$1,210,000	$1,265,963
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,240,000	1,274,100
Fibra Uno, REIT, 6.95%, 1/30/2044 (n)		200,000	217,750

			$2,757,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Real Estate - Retail - 0.2%
Hammerson PLC, 2%, 7/01/2022	EUR	200,000	$234,201
Simon International Finance S.C.A., REIT, 1.25%, 5/13/2025	EUR	200,000	233,439
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019		$360,000	433,540

			$901,180
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		$885,000	$940,313
McDonald’s Corp., 4.875%, 12/09/2045		311,000	367,933

			$1,308,246
Retailers - 1.5%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044		$145,000	$142,777
Best Buy Co., Inc., 5.5%, 3/15/2021		347,000	385,170
Dollar Tree, Inc., 5.75%, 3/01/2023		1,770,000	1,904,963
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)		806,000	779,805
Home Depot, Inc., 3%, 4/01/2026		310,000	330,818
Home Depot, Inc., 4.875%, 2/15/2044		200,000	248,597
Kering S.A., 1.25%, 5/10/2026	EUR	200,000	234,005
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)		$1,070,000	915,599
Rite Aid Corp., 9.25%, 3/15/2020		515,000	543,325
Rite Aid Corp., 6.75%, 6/15/2021		385,000	405,694
Rite Aid Corp., 6.125%, 4/01/2023 (n)		575,000	620,759
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		825,000	893,475

			$7,404,987
Specialty Chemicals - 0.7%
Akzo Nobel N.V., 1.75%, 11/07/2024	EUR	200,000	$247,060
Chemtura Corp., 5.75%, 7/15/2021		$1,890,000	1,965,600
Ecolab, Inc., 2.625%, 7/08/2025	EUR	100,000	127,807
Univar USA, Inc., 6.75%, 7/15/2023 (n)		$1,260,000	1,304,100

			$3,644,567
Specialty Stores - 0.8%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)		$1,065,000	$1,119,581
Group 1 Automotive, Inc., 5%, 6/01/2022		1,155,000	1,160,775
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)		745,000	772,006
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/2020 (n)		769,000	819,946

			$3,872,308
Supermarkets - 0.3%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)		$940,000	$1,009,184
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	230,490
METRO AG, 1.5%, 3/19/2025	EUR	200,000	237,576
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	100,000	139,406

			$1,616,656
Supranational - 1.8%
European Investment Bank, 1.75%, 3/15/2017		$8,000,000	$8,039,792
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	131,758
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	182,254
International Finance Corp., 3.25%, 7/22/2019	AUD	305,000	238,092
West African Development Bank, 5.5%, 5/06/2021 (n)		$210,000	221,550

			$8,813,446
Telecommunications - Wireless - 4.0%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$615,000	$654,591
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		800,000	822,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - continued
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	200,000	$277,533
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	140,000	165,533
American Tower Corp., REIT, 3.5%, 1/31/2023		$465,000	486,099
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	164,708
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		1,453,000	1,314,965
Digicel Group Ltd., 6%, 4/15/2021 (n)		680,000	621,350
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		640,000	518,400
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		950,000	866,875
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		410,000	431,730
SBA Tower Trust, 2.898%, 10/15/2044 (n)		220,000	222,494
Sprint Capital Corp., 6.875%, 11/15/2028		1,625,000	1,462,500
Sprint Corp., 7.875%, 9/15/2023		1,425,000	1,385,086
Sprint Corp., 7.125%, 6/15/2024		1,655,000	1,543,288
Sprint Nextel Corp., 9%, 11/15/2018 (n)		880,000	969,100
Sprint Nextel Corp., 6%, 11/15/2022		520,000	470,600
T-Mobile USA, Inc., 6.125%, 1/15/2022		135,000	142,425
T-Mobile USA, Inc., 6.5%, 1/15/2024		615,000	661,125
T-Mobile USA, Inc., 6.464%, 4/28/2019		235,000	239,700
T-Mobile USA, Inc., 6.25%, 4/01/2021		2,590,000	2,703,313
T-Mobile USA, Inc., 6.633%, 4/28/2021		515,000	539,463
T-Mobile USA, Inc., 6%, 4/15/2024		382,000	406,830
T-Mobile USA, Inc., 6.5%, 1/15/2026		775,000	848,141
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)		870,000	880,875
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)		1,185,000	1,220,550

			$20,019,274
Telephone Services - 0.9%
B Communications Ltd., 7.375%, 2/15/2021 (n)		$1,821,000	$1,957,575
Level 3 Financing, Inc., 5.375%, 1/15/2024		360,000	377,550
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,645,000	1,727,250
TELUS Corp., 5.05%, 7/23/2020	CAD	265,000	225,363

			$4,287,738
Tobacco - 0.2%
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$455,000	$498,404
Philip Morris International, Inc., 4.875%, 11/15/2043		174,000	212,833
Reynolds American, Inc., 8.125%, 6/23/2019		92,000	108,057
Reynolds American, Inc., 3.25%, 6/12/2020		41,000	43,108
Reynolds American, Inc., 4.45%, 6/12/2025		98,000	109,997
Reynolds American, Inc., 5.7%, 8/15/2035		118,000	146,620

			$1,119,019
Transportation - Services - 1.0%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$307,037
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)		$400,000	420,711
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		250,000	343,147
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	197,041
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)		$1,409,000	1,070,840
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		985,000	517,125
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		130,000	90,350
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)		485,000	371,025
Stagecoach Group PLC, 4%, 9/29/2025	GBP	150,000	224,761
Stena AB, 7%, 2/01/2024 (n)		$1,170,000	966,713
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		670,000	502,500

			$5,011,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 2.6%
Fannie Mae, 1.125%, 4/27/2017		$8,000,000	$8,027,320
Freddie Mac, 0.875%, 2/22/2017		5,000,000	5,008,400

			$13,035,720
U.S. Treasury Obligations - 1.4%
U.S. Treasury Bonds, 5.375%, 2/15/2031		$286,200	$420,692
U.S. Treasury Bonds, 4.5%, 2/15/2036		95,000	135,813
U.S. Treasury Bonds, 4.75%, 2/15/2037 (f)		1,885,200	2,782,879
U.S. Treasury Bonds, 3.125%, 2/15/2043 (f)		2,920,000	3,471,264

			$6,810,648
Utilities - Electric Power - 3.0%
AES Gener S.A., 5%, 7/14/2025 (n)		$207,000	$214,365
American Electric Power Co., Inc., 1.65%, 12/15/2017		185,000	185,393
Calpine Corp., 5.375%, 1/15/2023		350,000	350,217
Calpine Corp., 5.5%, 2/01/2024		1,765,000	1,760,588
Calpine Corp., 5.75%, 1/15/2025		820,000	816,925
Covanta Holding Corp., 7.25%, 12/01/2020		1,830,000	1,896,338
Covanta Holding Corp., 6.375%, 10/01/2022		310,000	322,400
Covanta Holding Corp., 5.875%, 3/01/2024		635,000	638,175
Dominion Resources, Inc., 2.5%, 12/01/2019		250,000	255,304
Dynegy, Inc., 7.375%, 11/01/2022		1,925,000	1,900,938
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	50,000	100,575
EDP Finance B.V., 5.25%, 1/14/2021 (n)		$200,000	217,500
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)		98,000	100,250
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)		112,000	117,975
Engie Energia Chile S.A., 5.625%, 1/15/2021		757,000	841,957
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		512,000	544,033
Greenko Dutch B.V., 8%, 8/01/2019 (n)		378,000	406,027
NRG Energy, Inc., 6.625%, 3/15/2023		1,985,000	2,024,700
NRG Energy, Inc., 7.25%, 5/15/2026 (n)		410,000	425,785
PG&E Corp., 2.4%, 3/01/2019		166,000	169,309
PPL Capital Funding, Inc., 3.1%, 5/15/2026		379,000	386,165
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	277,077
Southern Co., 2.95%, 7/01/2023		224,000	231,435
Southern Co., 4.4%, 7/01/2046		339,000	373,463
Southern Electric Power Co. Ltd., 4.625%, 2/20/2037	GBP	100,000	185,780

			$14,742,674
Total Bonds			$563,088,018

Floating Rate Loans (g)(r) - 1.0%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020		$533,953	$533,211

Chemicals - 0.0%
GCP Applied Technologies, Inc., Term Loan B, 4%, 2/03/2022 (o)		$241,596	$244,616

Conglomerates - 0.0%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021		$190,789	$191,266

Containers - 0.1%
Berry Plastics Holding Corp., Term Loan G, 3.5%, 1/06/2021		$325,292	$325,088

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020		$324,093	$325,106

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020	$451,965	$452,906

Medical & Health Technology & Services - 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$1,279,244	$1,282,176

Printing & Publishing - 0.0%
Outfront Media Capital LLC, Term Loan B, 3%, 2/01/2021	$84,099	$84,047

Retailers - 0.0%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$44,587	$44,657

Transportation - Services - 0.3%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$1,480,094	$1,413,489

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/2020	$120,956	$119,354
Total Floating Rate Loans		$5,015,916

Common Stocks - 0.2%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$21,375

Special Products & Services - 0.2%
iShares iBoxx $ High Yield Corporate Bond ETF	11,200	$971,152
Total Common Stocks		$992,527

Money Market Funds - 4.3%
MFS Institutional Money Market Portfolio, 0.38% (v)	21,149,344	$21,149,344
Total Investments		$590,245,805

Other Assets, Less Liabilities - (19.3)%		(95,321,813)
Net Assets - 100.0%		$494,923,992

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $153,002,097, representing 30.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Atrium CDO Corp., FRN, 1.42%, 11/16/2022	2/03/16-2/04/16	$1,588,987	$1,592,929
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.092%, 12/28/2040	3/01/06	557,629	405,379
Crown European Holdings S.A., 3.375%, 5/15/2025	4/28/15	384,073	413,442
Empresa Nacional del Petroleo, 3.75%, 8/05/2026	8/02/16	203,611	211,734
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018	2/04/16	795,016	795,029
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	112,082	120,848
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027	7/27/16	2,513,609	2,518,042
MEDNAX, Inc., 5.25%, 12/01/2023	7/29/16-8/09/16	1,055,947	1,063,025
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	237,811	209,844
Total Restricted Securities			$7,330,272
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/16

Forward Foreign Currency Exchange Contracts at 8/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	7,012,106	9/30/16	$5,335,126	$5,266,329	$68,797
SELL	CAD	JPMorgan Chase Bank N.A.	3,196,000	9/30/16	2,468,693	2,437,461	31,232
SELL	CAD	Merrill Lynch International	10,320,959	9/30/16	7,925,908	7,871,382	54,526
BUY	CHF	UBS AG	2,244,082	9/30/16	2,281,824	2,285,530	3,706
SELL	CHF	Brown Brothers Harriman	2,245,000	9/30/16	2,290,333	2,286,465	3,868
SELL	CNH	JPMorgan Chase Bank N.A.	15,698,000	4/26/17	2,356,880	2,319,665	37,215
BUY	DKK	Goldman Sachs International	31,438	9/30/16	4,696	4,718	22
BUY	EUR	Brown Brothers Harriman	239,206	9/30/16	265,254	267,147	1,893
BUY	EUR	Deutsche Bank AG	281,598	9/30/16	313,794	314,490	696
BUY	EUR	Goldman Sachs International	1,583,349	9/30/16	1,752,762	1,768,292	15,530
BUY	EUR	JPMorgan Chase Bank N.A.	1,938,155	9/30/16	2,158,614	2,164,541	5,927
SELL	EUR	Brown Brothers Harriman	311,335	9/30/16	348,933	347,700	1,233
SELL	EUR	Deutsche Bank AG	112,973	9/30/16	126,484	126,169	315
SELL	EUR	JPMorgan Chase Bank N.A.	78,000	9/30/16	88,066	87,111	955
BUY	GBP	UBS AG	329,000	9/30/16	430,883	432,326	1,443
SELL	GBP	Barclays Bank PLC	464,000	9/30/16	618,256	609,724	8,532
SELL	GBP	Deutsche Bank AG	1,367,000	9/30/16	1,821,332	1,796,319	25,013
SELL	GBP	Goldman Sachs International	731,141	9/30/16	966,858	960,763	6,095
SELL	GBP	JPMorgan Chase Bank N.A.	560,000	9/30/16	739,360	735,873	3,487
SELL	GBP	Merrill Lynch International	8,990,523	9/30/16	11,941,663	11,814,080	127,583
SELL	HKD	Brown Brothers Harriman	19,200,000	9/30/16	2,476,785	2,475,724	1,061
BUY	JPY	Goldman Sachs International	8,699,028	9/30/16	82,125	84,183	2,058
SELL	JPY	Goldman Sachs International	229,892,686	9/30/16	2,261,334	2,224,739	36,595
BUY	KRW	Deutsche Bank AG	44,218,500	9/22/16	38,715	39,654	939
SELL	MXN	JPMorgan Chase Bank N.A.	39,906,146	9/30/16	2,165,788	2,116,386	49,402
SELL	NZD	Westpac Banking Corp.	2,863,827	9/30/16	2,085,775	2,075,562	10,213
SELL	SEK	Goldman Sachs International	121,881	9/30/16	14,354	14,257	97
SELL	SGD	Goldman Sachs International	66,859	9/30/16	49,671	49,069	602
BUY	THB	JPMorgan Chase Bank N.A.	29,000	9/22/16	827	837	10

							$499,045

Liability Derivatives
BUY	CAD	JPMorgan Chase Bank N.A.	148,000	9/30/16	$115,269	$112,874	$(2,395)
BUY	EUR	Deutsche Bank AG	126,000	9/30/16	142,337	140,717	(1,620)
BUY	EUR	Goldman Sachs International	2,222,000	9/30/16	2,488,318	2,481,541	(6,777)
SELL	EUR	Brown Brothers Harriman	2,359,577	9/30/16	2,601,261	2,635,187	(33,926)
SELL	EUR	Deutsche Bank AG	466,652	9/30/16	519,443	521,160	(1,717)
SELL	EUR	Goldman Sachs International	29,329,156	9/30/16	32,683,033	32,754,950	(71,917)
BUY	GBP	Brown Brothers Harriman	55,729	9/30/16	73,818	73,231	(587)
BUY	GBP	Goldman Sachs International	416,364	9/30/16	549,929	547,127	(2,802)
BUY	GBP	UBS AG	1,914,000	9/30/16	2,540,184	2,515,109	(25,075)
SELL	GBP	Deutsche Bank AG	114,000	9/30/16	149,231	149,803	(572)
BUY	HKD	Barclays Bank PLC	40,407,000	9/30/16	5,212,941	5,210,239	(2,702)
BUY	HKD	JPMorgan Chase Bank N.A.	19,073,000	9/30/16	2,460,384	2,459,348	(1,036)
BUY	HKD	UBS AG	19,156,000	9/30/16	2,472,276	2,470,051	(2,225)
BUY	JPY	Deutsche Bank AG	40,000,000	9/30/16	391,159	387,092	(4,067)
SELL	JPY	Goldman Sachs International	2,179,950,801	9/30/16	20,840,431	21,096,027	(255,596)
BUY	MYR	JPMorgan Chase Bank N.A.	444,000	10/11/16	110,024	109,250	(774)
SELL	NOK	Deutsche Bank AG	39,648,594	9/30/16	4,709,416	4,758,428	(49,012)
BUY	SEK	Goldman Sachs International	5,268,000	9/30/16	616,237	616,224	(13)
BUY	SEK	JPMorgan Chase Bank N.A.	20,802,000	9/30/16	2,440,747	2,433,314	(7,433)
BUY	ZAR	Barclays Bank PLC	569,852	9/30/16	39,218	38,548	(670)

							$(470,916)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 8/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr (Long)	EUR	115	$17,136,494	September - 2016	$142,131
Euro-Bund 10 yr (Long)	EUR	69	12,882,580	September - 2016	268,458
Euro-Buxl 30 yr (Long)	EUR	17	3,659,413	September - 2016	224,480
U.K. Gilt 10 yr (Long)	GBP	35	6,045,149	December - 2016	12,294
U.S. Treasury Bond 30 yr (Short)	USD	4	681,500	December - 2016	1,641
U.S. Treasury Note 10 yr (Short)	USD	647	84,706,453	December - 2016	210,050
U.S. Treasury Note 5 yr (Short)	USD	50	6,062,500	December - 2016	2,558

					$861,612

At August 31, 2016, the fund had liquid securities with an aggregate value of $1,666,635 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$992,527	$—	$—	$992,527
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	19,846,368	—	19,846,368
Non-U.S. Sovereign Debt	—	87,279,198	—	87,279,198
U.S. Corporate Bonds	—	338,377,801	—	338,377,801
Residential Mortgage-Backed Securities	—	6,575,747	—	6,575,747
Commercial Mortgage-Backed Securities	—	16,037,860	—	16,037,860
Asset-Backed Securities (including CDOs)	—	10,598,610	—	10,598,610
Foreign Bonds	—	84,329,581	42,853	84,372,434
Floating Rate Loans	—	5,015,916	—	5,015,916
Mutual Funds	21,149,344	—	—	21,149,344
Total Investments	$22,141,871	$568,061,081	$42,853	$590,245,805

Other Financial Instruments
Futures Contracts	$861,612	$—	$—	$861,612
Forward Foreign Currency Exchange Contracts	—	28,129	—	28,129

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bond
Balance as of 11/30/15	$270,914
Change in unrealized appreciation (depreciation)	(228,061)
Balance as of 8/31/16	$42,853

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2016 is $(228,061). At August 31, 2016, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$591,764,917
Gross unrealized appreciation	18,683,963
Gross unrealized depreciation	(20,203,075)
Net unrealized appreciation (depreciation)	$(1,519,112)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,059,493	116,290,014	(128,200,163)	21,149,344

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$39,222	$21,149,344

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2016

*	Print name and title of each signing officer under his or her signature.